Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following table reflects activity related to our reportable segments (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Operating revenues
Retail–U.S.	$2,007	$2,044	$3,935	$3,948
Retail–Canada	1,204	1,301	2,464	2,609
Total	$3,211	$3,345	$6,399	$6,557
Depreciation, amortization and accretion expense
Retail–U.S.	$21	$20	$42	$38
Retail–Canada	9	9	18	18
Total	$30	$29	$60	$56
Operating income (loss)
Retail–U.S.	$68	$132	$86	$139
Retail–Canada	33	46	59	73
General and administrative expense	(20)	(14)	(35)	(29)
Total	$81	$164	$110	$183
Income before income taxes
Operating income	$81	$164	$110	$183
Other income, net	1	—	2	—
Interest expense	(7)	—	(7)	—
Income before income tax expense	$75	$164	$105	$183
Capital expenditures
Retail–U.S.	$40	$20	$78	$35
Retail–Canada	10	9	12	11
Total	$50	$29	$90	$46

The following table reflects activity related to segment operating income (in millions):

	Retail– U.S.	Retail– Canada	Corporate	Total
Year ended December 31, 2012:
Operating revenues from external customers	$7,907	$5,228	$—	$13,135
Depreciation, amortization and accretion expense	78	37	—	115
Operating income (loss)	246	130	(61)	315
Total expenditures for long-lived assets	181	42	—	223

Year ended December 31, 2011:
Operating revenues from external customers	7,557	5,306	—	12,863
Depreciation, amortization and accretion expense	76	37	—	113
Operating income (loss)	202	174	(59)	317
Total expenditures for long-lived assets	91	39	—	130

Year ended December 31, 2010:
Operating revenues from external customers	6,183	4,188	—	10,371
Depreciation, amortization and accretion expense	71	34	—	105
Operating income (loss)	197	149	(57)	289
Total expenditures for long-lived assets	68	37	—	105

Revenue from External Customers by Products and Services
Operating revenues for our principal products were as follows (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Motor fuel sales	$2,701	$2,815	$5,342	$5,477
Merchandise sales	399	385	751	731
Other	111	145	306	349
Total operating revenues	$3,211	$3,345	$6,399	$6,557

Operating revenues from external customers for our principal products were as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Motor fuel sales (gasoline and diesel)	$11,047	$10,758	$8,443
Merchandise sales	1,496	1,484	1,445
Other	592	621	483
Total operating revenues	$13,135	$12,863	$10,371

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country
Long-lived assets include property and equipment, goodwill and intangible assets. Geographic information by country for long-lived assets consisted of the following (in millions):

	June 30,	December 31,
	2013	2012
U.S.	$971	$938
Canada	356	379
Total long-lived assets	$1,327	$1,317

Long-lived assets include property and equipment and intangible assets. Geographic information by country for long-lived assets consisted of the following (in millions):

	December 31,
	2012	2011
U.S.	$938	$836
Canada	379	364
Total long-lived assets	$1,317	$1,200

Reconciliation of Assets from Segment to Consolidated	Total assets by reportable segment were as follows (in millions):

	June 30,	December 31,
	2013	2012
Retail–U.S.	$1,463	$1,153
Retail–Canada	779	555
Corporate	65	1
Total assets	$2,307	$1,709

Segment Reporting Disclosure
SEGMENT INFORMATION
We have two reportable segments: Retail–U.S. and Retail–Canada. The Retail–U.S. segment includes convenience stores located in the United States. The Retail–Canada segment includes convenience stores, filling stations, cardlock locations and heating oil operations located in Canada. Operating revenues from our heating oil business were less than 5% of our consolidated operating revenues for the three and six months ended June 30, 2013 and have been included within the Retail–Canada segment information.
The reportable segments are strategic business units that experience different operating income margins due to geographic supply and demand attributes and specific country and local regulatory environments. Performance is evaluated based on operating income. There are no intersegment revenues. No single customer accounted for more than 10% of our consolidated and combined operating revenues.
The following table reflects activity related to our reportable segments (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Operating revenues
Retail–U.S.	$2,007	$2,044	$3,935	$3,948
Retail–Canada	1,204	1,301	2,464	2,609
Total	$3,211	$3,345	$6,399	$6,557
Depreciation, amortization and accretion expense
Retail–U.S.	$21	$20	$42	$38
Retail–Canada	9	9	18	18
Total	$30	$29	$60	$56
Operating income (loss)
Retail–U.S.	$68	$132	$86	$139
Retail–Canada	33	46	59	73
General and administrative expense	(20)	(14)	(35)	(29)
Total	$81	$164	$110	$183
Income before income taxes
Operating income	$81	$164	$110	$183
Other income, net	1	—	2	—
Interest expense	(7)	—	(7)	—
Income before income tax expense	$75	$164	$105	$183
Capital expenditures
Retail–U.S.	$40	$20	$78	$35
Retail–Canada	10	9	12	11
Total	$50	$29	$90	$46

Operating revenues for our principal products were as follows (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Motor fuel sales	$2,701	$2,815	$5,342	$5,477
Merchandise sales	399	385	751	731
Other	111	145	306	349
Total operating revenues	$3,211	$3,345	$6,399	$6,557
Other operating revenues are derived from our heating oil business as well as revenues from car wash and commissions from lottery, money orders, air/water/vacuum services, video and game rentals and access to ATMs.
Long-lived assets include property and equipment, goodwill and intangible assets. Geographic information by country for long-lived assets consisted of the following (in millions):

	June 30,	December 31,
	2013	2012
U.S.	$971	$938
Canada	356	379
Total long-lived assets	$1,327	$1,317

Total assets by reportable segment were as follows (in millions):

	June 30,	December 31,
	2013	2012
Retail–U.S.	$1,463	$1,153
Retail–Canada	779	555
Corporate	65	1
Total assets	$2,307	$1,709

SEGMENT INFORMATION
We have two reportable segments: Retail–U.S. and Retail–Canada. The Retail–U.S. segment includes convenience stores located in the U.S. The Retail–Canada segment includes convenience stores, filling stations, cardlocks and heating oil operations. Our heating oil operations are not significant and have been included within the Retail–Canada segment information. General and administrative expenses that are not included in either of the two reportable segments are included in the corporate category.
The reportable segments are strategic business units that experience different operating income margins due to geographic supply and demand and country and local regulatory environments. They are managed separately as each business requires unique marketing strategies that address country-specific operating requirements. Performance is evaluated based on operating income. There are no intersegment revenues.
The following table reflects activity related to segment operating income (in millions):

	Retail– U.S.	Retail– Canada	Corporate	Total
Year ended December 31, 2012:
Operating revenues from external customers	$7,907	$5,228	$—	$13,135
Depreciation, amortization and accretion expense	78	37	—	115
Operating income (loss)	246	130	(61)	315
Total expenditures for long-lived assets	181	42	—	223

Year ended December 31, 2011:
Operating revenues from external customers	7,557	5,306	—	12,863
Depreciation, amortization and accretion expense	76	37	—	113
Operating income (loss)	202	174	(59)	317
Total expenditures for long-lived assets	91	39	—	130

Year ended December 31, 2010:
Operating revenues from external customers	6,183	4,188	—	10,371
Depreciation, amortization and accretion expense	71	34	—	105
Operating income (loss)	197	149	(57)	289
Total expenditures for long-lived assets	68	37	—	105

Operating revenues from external customers for our principal products were as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Motor fuel sales (gasoline and diesel)	$11,047	$10,758	$8,443
Merchandise sales	1,496	1,484	1,445
Other	592	621	483
Total operating revenues	$13,135	$12,863	$10,371

Operating revenues by geographic area are shown in the table below (in millions). The geographic area is based on location of customer, and no single customer accounted for more than 10% of our combined operating revenues.

	Year Ended December 31,
	2012	2011	2010
U.S.	$7,907	$7,557	$6,183
Canada	5,228	5,306	4,188
Total operating revenues	$13,135	$12,863	$10,371
Long-lived assets include property and equipment and intangible assets. Geographic information by country for long-lived assets consisted of the following (in millions):

	December 31,
	2012	2011
U.S.	$938	$836
Canada	379	364
Total long-lived assets	$1,317	$1,200

Total assets by reportable segment were as follows (in millions):

	December 31,
	2012	2011
Retail–U.S.	$1,153	$1,132
Retail–Canada	555	558
Corporate	1	1
Total assets	$1,709	$1,691
Total assets by reportable segment were as follows (in millions):

	December 31,
	2012	2011
Retail–U.S.	$1,153	$1,132
Retail–Canada	555	558
Corporate	1	1
Total assets	$1,709	$1,691